FEDERATED MDT TAX AWARE/ALL CAP CORE FUND

A portfolio of Federated MDT Series

Class A Shares
Class C Shares
Institutional Shares
Supplement to Prospectus/Proxy Statement dated January 12, 2010

In the Prospectus/Proxy Statement that was recently mailed to you, please insert the following into the section entitled “Share Ownership of the Funds”:

Share Ownership of the Funds

Issuer	Share Class	Outstanding Shares	Number of Shares Entitled to Vote as of Record Date (December 24, 2009)
Federated Tax Aware Fund	Class A Shares	567,701	567,701
Federated Tax Aware Fund	Class C Shares	254,822	254,822
Federated Tax Aware Fund	Institutional Shares	469,130	469,130
			Total: 1,291,653

Issuer	Share Class	Outstanding Shares
Federated All Cap Fund	Class A Shares	6,841,137
Federated All Cap Fund	Class C Shares	4,655,316
Federated All Cap Fund	Institutional Shares	4,447,223

Please retain this Supplement with the Prospectus/Proxy Statement.

January 27, 2010

WORLD-CLASS INVESTMENT MANAGER
Federated MDT Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
www.Federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip    31421R403
31421R502
31421R601

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